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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: 9-30-00

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David K. Schafer
Title: President
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ David K. Schafer
-----------------------

Jupiter, FL
3-16-01

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  452,421


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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                    SCHAFER CULLEN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               September 30, 2000

                                                                                                         VOTING AUTHORITY
                                                                                                      -----------------------
      NAME                  TITLE                            SHARES/
       OF                    OF                    VALUE     PRN        SH/  PUT/  INVSTMT   OTHER
      ISSUER                CLASS       CUSIP     (x$1000)   AMT        PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED    NONE
-------------              -------     -------    --------  ------      ---  ----  -------  --------  ------  -------  ------
Alltel Corp                  COM       020039103     11278   216100     SH           SOLE              216100
Alza Corporation             COM       022615108       424     4900     SH           SOLE                4900
Arrow Electronics            COM       042735100     12918   379250     SH           SOLE              379250
Avnet Inc                    COM       053807103      1305    46000     SH           SOLE               46000
Banc One Corp                COM       06423A103       297     7700     SH           SOLE                7700
Bank of America              COM       060505104       775    14800     SH           SOLE               14800
Borg Warner Inc.             COM       099724106     12568   379400     SH           SOLE              379400
Bristol Meyers               COM       110122108     14224   249000     SH           SOLE              249000
Cadence Design               COM       127387108     14709   572600     SH           SOLE              572600
Canadian National            COM       136375102     12812   437100     SH           SOLE              437100
Chase Manhattan              COM       16161A108     13108   283800     SH           SOLE              283800
Chubb Corp                   COM       171232101     15042   190100     SH           SOLE              190100
Conoco Inc.                  COM       208251306      1314    50300     SH           SOLE               50300
Cummins Engine Inc           COM       231021106       281     9400     SH           SOLE                9400
Dana Corp                    COM       235811106     13162   612200     SH           SOLE              612200
Diebold Inc.                 COM       253651103       258     9700     SH           SOLE                9700
ECI Telecom Ltd.             COM       268258100     12330   402600     SH           SOLE              402600
Family Dollar Stores         COM       307000109     14122   733600     SH           SOLE              733600
Fed Nat Mortgage             COM       313586109     15394   215300     SH           SOLE              215300
FedEx Corp.                  COM       31428X106     15506   349700     SH           SOLE              349700
Franklin Resources           COM       354613101     15759   354700     SH           SOLE              354700
General Motors               COM       370442105     12506   192400     SH           SOLE              192400
Global Telesystems           COM       37936U104       143    31300     SH           SOLE               31300
Harman Int'l                 COM       413086109       368     9400     SH           SOLE                9400
Harrah's                     COM       413619107     10915   396900     SH           SOLE              396900
ICN Pharmaceutical           COM       448924100     16279   489600     SH           SOLE              489600
Lafarge Corp.                COM       505862102     12304   565700     SH           SOLE              565700
MGM Mirage                   COM       552953101       569    14900     SH           SOLE               14900
May Dept. Stores             COM       577778103     10358   505250     SH           SOLE              505250
Maytag Corporation           COM       578592107     13102   421800     SH           SOLE              421800
Mellon Financial             COM       58551A108     14798   319100     SH           SOLE              319100
Merrill Lynch & Co.          COM       590188108       264     4000     SH           SOLE                4000
Montana Power                COM       612085100     13714   410900     SH           SOLE              410900
Mylan Laboratories           COM       628530107      1643    61000     SH           SOLE               61000
Office Depot                 COM       676220106     13069  1672800     SH           SOLE             1672800
Omnicare, Inc.               COM       681904108     15870   984200     SH           SOLE              984200
Paine Webber Group           COM       695629105       245     3600     SH           SOLE                3600
Partner Re Ltd               COM       G6852T105     14336   302200     SH           SOLE              302200
Petroleo Brasileiro          COM       71654V408     12085   402000     SH           SOLE              402000
Petroleum Geo-Srvcs          COM       716597109       233    13500     SH           SOLE               13500
Philips Electronics          COM       500472303       251     5917     SH           SOLE                5917
Power Integrations           COM       739276103     11457   822000     SH           SOLE              822000
Royal Group                  COM       779915107     12756   637800     SH           SOLE              637800
Schering Plough              COM       806605101     14968   321900     SH           SOLE              321900
Southdown Inc.               COM       841297104       342     4800     SH           SOLE                4800
Station Casinos              COM       857689103      8975   629800     SH           SOLE              629800
Summit Bancorp               COM       866005101       345    10000     SH           SOLE               10000
Superior Industries Intl     COM       868168105      5382   179400     SH           SOLE              179400
UCAR Int'l Inc.              COM       90262K109     13930  1097900     SH           SOLE             1097900
Unifi Inc.                   COM       904677101       220    21600     SH           SOLE               21600
Veeco Instruments            COM       922417100      9458    89000     SH           SOLE               89000
Wells Fargo & Co             COM       949746101     13951   303700     SH           SOLE              303700

REPORT SUMMARY                52 DATA RECORDS       452421                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED